WARRANT ACTIVITY (Details) {Stockholder Equity}	9 Months Ended
Sep. 30, 2015 shares
Number of Shares
Warrant Outstanding	3,760,831
Warrant Granted	4,050,000
Warrants issued pursuant to anti-dilution adjustments	53,448,344
Warrant Exercised	0
Warrant Expired/Forfeited	(250,000)
Warrant Outstanding and exercisable	61,009,175
Weighted-average Exercise Price
Warrant Outstanding	0.75
Warrant Granted	0.1
Warrants issued pursuant to anti-dilution adjustments	0.48
Warrant Expired/Forfeited	1.00
Warrant Outstanding and exercisable	0.45
Weighted-average Remaining Contractual Term (years)
Warrant Outstanding and exercisable	7.3
Aggregate Intrinsic Value
Warrant Outstanding and exercisable	26,500